Condensed Financial Information (Parent Company) (Investment in Subsidiaries - Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Preferred Stock, Value, Issued	$ 1	$ 1
Common Stock, Value, Issued	12	11
Series B Non-Cumulative Perpetual Preferred Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Investments in subsidiaries, annual rate	6.50%
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Investment in subsidiaries	88,152	76,871
Preferred Stock, Value, Issued	1	1
Common Stock, Value, Issued	12	11
Returns of capital from subsidiaries	6,308	0	356
Capital contributions to subsidiaries	6,388	121	559
Parent Company [Member] | Project Flag [Member]
Condensed Financial Statements, Captions [Line Items]
Returns of capital from subsidiaries	5,700
Capital contributions to subsidiaries	5,700
Parent Company [Member] | Investments in Majority-owned Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Investment in subsidiaries			2,000
Parent Company [Member] | Investments in Majority-owned Subsidiaries [Member] | Series A Non-Cumulative Perpetual Preferred Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Investments in subsidiaries, shares			75,000
Investments in subsidiaries, annual rate			7.69%
Parent Company [Member] | Investments in Majority-owned Subsidiaries [Member] | Series B Non-Cumulative Perpetual Preferred Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Investments in subsidiaries, shares			125,000
Investments in subsidiaries, annual rate			7.75%
Metlife Reinsurance Company of Vermont [Member] | Parent Company [Member] | Investments in Majority-owned Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Investment in subsidiaries	350
MetLife Reinsurance Company of Delaware [Member] | Parent Company [Member] | Investments in Majority-owned Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Investment in subsidiaries	$ 95